CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other income (expense), net:
Foreign currency exchange gain related to Euro denominated long-term debt—related party			$ 7,558	$ 8,307	$ 0
Interest income			4,715	2,898	1,943
Foreign currency exchange gains (losses), net			2,387	2,583	(1,737)
Other			(2,773)	(1,178)	11
Other income, net	$ 3,607	$ 9,307	$ 11,887	$ 12,610	$ 217